CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 562	$ 1,052	$ 2,352	$ 10,384	$ 23,774
Prepaid drug product	531	632		3,587
Other current assets	1,806	1,358		1,644
Total current assets	2,899	3,042		15,615
Fixed assets
Furniture, fixtures & equipment	1,120	1,120		1,120
Less accumulated depreciation	(1,078)	(1,044)		(962)
Fixed assets, net	42	76		158
Right of use operating assets	24	102		198
Total Assets	2,965	3,220		15,971
Current liabilities
Accounts payable	1,036	457		667
Accrued expenses	2,313	1,346		909
Current portion of lease liabilities	26	103		108
Total current liabilities	3,375	1,906		1,684
Warrant liability	302	863
Noncurrent lease liabilities		10		113
Total Liabilities	3,677	2,779		1,797
Shareholders' equity
Preferred stock, $.001 par value; 10,000 shares authorized; no shares issued and outstanding	0	0		0
Common stock, $.001 par value; 200,000 shares authorized; 3,710 and 618 shares issued and outstanding, respectively	4	1		1
Additional paid in capital	114,032	108,047		105,702
Accumulated deficit	(114,748)	(107,607)		(91,529)
Total shareholders' equity	(712)	441		14,174
Total Liabilities & Shareholders' Equity	$ 2,965	$ 3,220		$ 15,971